CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,677,545	$ 5,505,960
Restricted cash	55,000	55,000
Prepaid expenses and other current assets	327,393	254,967
Deferred financing	70,539	0
Total current assets	5,130,477	5,815,927
RESTRICTED CASH	2,000,000	0
FIXED ASSETS, NET	2,645,003	3,044,565
GOODWILL	1,675,462	1,675,462
OTHER ASSETS	27,222	27,222
TOTAL ASSETS	11,478,164	10,563,176
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	716,990	478,041
Derivative liability	13,304	23,305
Capital lease obligations, current portion	2,397	2,235
Total current liabilities	732,691	503,581
LONG-TERM LIABILITIES:
Notes payable	450,000	450,000
Deferred rent	135,404	124,381
Capital lease obligations, net of current portion	1,694	4,091
Total long-term liabilities	587,098	578,472
COMMITMENTS AND CONTINGENCIES (Notes 13 and 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value; 7,000 shares authorized; none issued and outstanding as of December 31, 2012 and 2011	0	0
Common stock, $0.00001 par value; 150,000,000 shares authorized; 46,397,997 and 36,907,824 shares issued and outstanding at December 31, 2012 and 2011, respectively	464	369
Additional paid-in capital	50,435,311	40,961,180
Deficit accumulated during the development stage	(40,277,400)	(31,480,426)
Total stockholders' equity	10,158,375	9,481,123
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 11,478,164	$ 10,563,176